FINANCIAL INSTRUMENTS - Fair Values of Derivatives (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative assets	$ 138	$ 160
Derivative liabilities	156	139
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	109	144
Derivative liabilities	112	108
Derivatives designated as hedging instruments | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative assets	61	77
Derivative liabilities	31	46
Derivatives designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	48	67
Derivative liabilities	81	62
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	29	16
Derivative liabilities	44	31
Derivatives not designated as hedging instruments | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative assets	8	0
Derivative liabilities	9	0
Derivatives not designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	21	16
Derivative liabilities	$ 35	$ 31